UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               10/24/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $    103150
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2629    32545 SH       SOLE                                      32545
ABBOTT LABS COM                COM              002824100      218     5000 SH       SOLE                                       5000
AIR PRODUCTS & CHEMS INC       COM              009158106      205     3200 SH       SOLE                                       3200
AMDOCS LTD SHS ISIN#GB00225690 COM              G02602103     2051    56050 SH       SOLE                                      56050
AMERICAN MED SYS HLDGS INC COM COM              02744M108      166    10000 SH       SOLE                                      10000
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      292    33100 SH       SOLE                                      33100
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     1744    58815 SH       SOLE                                      58815
BROADCOM CORP CL A             COM              111320107     1415    47100 SH       SOLE                                      47100
CAPITAL GOLD CORP COM          COM              14018Y106       96   282125 SH       SOLE                                     282125
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     1798    67740 SH       SOLE                                      67740
CELGENE CORP                   COM              151020104      474    10000 SH       SOLE                                      10000
CHESAPEAKE ENERGY CORP         COM              165167107      218     7200 SH       SOLE                                       7200
CHEVRON CORP COM               COM              166764100     2156    34748 SH       SOLE                                      34748
CIMAREX ENERGY CO COM          COM              171798101      529    12300 SH       SOLE                                      12300
CISCO SYSTEMS INC              COM              17275R102     1287    65900 SH       SOLE                                      65900
CITIGROUP INC COM              COM              172967101     2552    52900 SH       SOLE                                      52900
COEUR D ALENE MINES CORP IDAHO COM              192108108      201    41700 SH       SOLE                                      41700
CONOCOPHILLIPS COM             COM              20825C104      616     9400 SH       SOLE                                       9400
COOPER INDS LTD CL A ISIN#BMG2 COM              G24182100     1227    13200 SH       SOLE                                      13200
CRESCENT REAL ESTATE EQUITIES  COM              225756105     1862   100350 SH       SOLE                                     100350
DEVON ENERGY CORP NEW COM      COM              25179M103      574     9502 SH       SOLE                                       9502
DNAPRINT GENOMICS INC COM NEW  COM              23324Q202        1    37500 SH       SOLE                                      37500
DOMINION RES INC VA COM        COM              25746U109      376     5030 SH       SOLE                                       5030
EBAY INC COM                   COM              278642103     1981    67650 SH       SOLE                                      67650
ENERGY PARTNERS LTD COM        COM              29270U105      345    18200 SH       SOLE                                      18200
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2013    80860 SH       SOLE                                      80860
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     3457    56341 SH       SOLE                                      56341
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2775    50075 SH       SOLE                                      50075
FUELCELL ENERGY INC COM        COM              35952H106      254    26500 SH       SOLE                                      26500
GENERAL ELECTRIC CO COM        COM              369604103     4505   136688 SH       SOLE                                     136688
GENERAL MLS INC                COM              370334104     2167    41950 SH       SOLE                                      41950
GLOBAL INDUSTRIES LTD          COM              379336100     2593   155250 SH       SOLE                                     155250
GOLDEN OCEAN GROUP LIMITED YNO COM              g4032a104       21    30000 SH       SOLE                                      30000
HALLIBURTON CO COM             COM              406216101      601     8100 SH       SOLE                                       8100
INGERSOLL RAND CO LTD CL A COM COM              G4776G101     2419    56550 SH       SOLE                                      56550
INTEL CORP COM                 COM              458140100      243    12800 SH       SOLE                                      12800
INTERNAP NETWORK *R/S* EFF 07/ COM              45885A102       26    24300 SH       SOLE                                      24300
JOHNSON & JOHNSON COM          COM              478160104     2824    47123 SH       SOLE                                      47123
JP MORGAN CHASE & CO COM ISIN# COM              46625H100     2032    48391 SH       SOLE                                      48391
K SEA TRASN PARTNERS L P COM   COM              48268Y101      268     8350 SH       SOLE                                       8350
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2115    46025 SH       SOLE                                      46025
KINROSS GOLD CORP COM NO PAR I COM              496902404      811    74050 SH       SOLE                                      74050
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      491    14450 SH       SOLE                                      14450
MASSEY ENERGY CORP COM         COM              576206106     3131    86975 SH       SOLE                                      86975
MICROSOFT CORP COM             COM              594918104     1943    83381 SH       SOLE                                      83381
MOTOROLA INC                   COM              620076109      314    15600 SH       SOLE                                      15600
NASDAQ 100 TR UNIT SER 1       COM              631100104      303     7825 SH       SOLE                                       7825
NATIONAL OILWELL VARCO INC     COM              637071101      649    10250 SH       SOLE                                      10250
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1719    31710 SH       SOLE                                      31710
NEWMONT MINING CORP (HLDG CO)  COM              651639106     2895    54700 SH       SOLE                                      54700
NOKIA CORP SPONSORED ADR       COM              654902204     2151   106150 SH       SOLE                                     106150
OCEANEERING INTL INC           COM              675232102     1486    32400 SH       SOLE                                      32400
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      483     3235 SH       SOLE                                       3235
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1281    25965 SH       SOLE                                      25965
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      423     7150 SH       SOLE                                       7150
PAN AMERN SILVER CORP COM FORM COM              697900108     1597    88750 SH       SOLE                                      88750
PEPSICO INC                    COM              713448108      246     4100 SH       SOLE                                       4100
PFIZER INC COM                 COM              717081103      415    17667 SH       SOLE                                      17667
PITNEY BOWES INC               COM              724479100      249     6021 SH       SOLE                                       6021
PRIDE INTL INC DEL COM         COM              74153Q102     2719    87050 SH       SOLE                                      87050
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109      914    16443 SH       SOLE                                      16443
ROWAN COS INC                  COM              779382100      628    17650 SH       SOLE                                      17650
RSTK IMMEDIATEK INC R/S EFF 6/ COM              45252S900       29   208413 SH       SOLE                                     208413
RSTK OSAGE SYS GROUP INC COM F COM              687735902        0    10000 SH       SOLE                                      10000
SABRE HLDNGS CORP COM          COM              785905100     2199    99950 SH       SOLE                                      99950
SATCON TECHNOLOGY CORP         COM              803893106      132    70000 SH       SOLE                                      70000
SCANA CORP NEW                 COM              80589M102      849    22000 SH       SOLE                                      22000
SCHERING PLOUGH CORP COM       COM              806605101      190    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     3120    47920 SH       SOLE                                      47920
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      490    16200 SH       SOLE                                      16200
SMITH INTL INC (DE)            COM              832110100      918    20650 SH       SOLE                                      20650
SONIC FDRY INC COM             COM              83545R108       26    15400 SH       SOLE                                      15400
SPRINT NEXTEL CORP FON SHS     COM              852061100     1312    65650 SH       SOLE                                      65650
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      347    11600 SH       SOLE                                      11600
TELETEK INC NEW                COM              879905404        0    25000 SH       SOLE                                      25000
TIME WARNER INC NEW COM        COM              887317105      188    10848 SH       SOLE                                      10848
TMM INC COM                    COM              87258Q108       30   750000 SH       SOLE                                     750000
TODCO INC COM ISIN#US88889T107 COM              88889T107     2075    50800 SH       SOLE                                      50800
TRANSOCEAN INC SHS ISIN#KYG900 COM              G90078109     1446    18000 SH       SOLE                                      18000
VERIZON COMMUNICATIONS COM     COM              92343V104     2484    74181 SH       SOLE                                      74181
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     2166    43650 SH       SOLE                                      43650
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
ALBERTSONS INC 7.25% CORP UNIT CP               013104203     1302    51700 SH       SOLE                                      51700
CHUBB CORP CORP UNIT 7.00% C/A CP               171232507      372    10550 SH       SOLE                                      10550
LEHMAN BROTHERS HLDGS INC PREM CP               524908563      792    30315 SH       SOLE                                      30315
SCHERING PLOUGH CORP MANDATORY CP               806605606     1709    33950 SH       SOLE                                      33950
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      855    39575 SH       SOLE                                      39575
XL CAPITAL LTD EQUITY SEC UNIT CP               G98255402     1268    60750 SH       SOLE                                      60750
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      170 14563.0480SH      SOLE                                 14563.0480
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      165 12372.0000SH      SOLE                                 12372.0000
NUVEEN NEW YORK MUNICIPAL VALU MF               67062M105      130 14182.0000SH      SOLE                                 14182.0000
ROCHESTER LIMITED TERM NEW YOR MF               771740404      212 63565.7510SH      SOLE                                 63565.7510
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